Reserve table and non-controlling interest Narrative (Detail) - Total equity attributable to the owners of the parents [member] - EUR (€) € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reserve [line items]
Legal reserves percent increase	5.00%
Legal reserve max percent of capital	10.00%
Non-controlling interest percent in rapdit fit	16.67%
Written put option Rapid Fit Plus	€ 788	€ 735	€ 673
Written put option Rapid Fit Plus undiscounted estimated redemption amount	875	875	875
Written put option Rapid Fit Plus initial reclassification from non-controlling interest	264
Written put option Rapid Fit Plus iniitial reclassification from consolidated reserves	64
Written put option Rapid Fit Plus increase/decrease written put option	€ 273
Issued dilution warrants to non-controlling interest	10
Issued dilution warrants fair value	€ 0	€ 0	€ 0